The Company	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	The Company

Agree Realty Corporation (the “Company”) is a self-administered, self-managed real estate investment trust (“REIT”), which develops, acquires, owns and operates retail properties, which are primarily leased to national and regional retail companies under net leases. At December 31, 2011, the Company's properties are comprised of 75 single tenant retail facilities and 12 community shopping centers located in 21 states. During the year ended December 31, 2011, approximately 96% of the Company's annual base rental revenues was received from national and regional tenants under long-term leases, including approximately 34% from Walgreen Co. (“Walgreen”), 11% from Kmart Corporation, a wholly-owned subsidiary of Sears Holdings Corporation (“Kmart”) and 7% from CVS Caremark Corporation (‘CVS”).